Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 1,562	€ 4,734	€ 4,561
Adoption of new IFRS standards			(1)
Recognized in income statement, continuing operations	137	(2,961)	229
Recognized in income statement, discontinuing operations		1
Recognized in other comprehensive income	(753)	(115)	(84)
Recognized in equity		2	(7)
Acquisitions through business combinations and disposals	(6)	4
Translation differences	50	(103)	36
Net deferred tax balance, as of December 31	€ 990	€ 1,562	€ 4,734